Document And Entity Information	9 Months Ended
Oct. 18, 2011
Entity Registrant Name	UTG INC
Entity Central Index Key	0000832480
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Amendment Flag	true
Amendment Description
Document Period End Date	Oct. 18, 2011